Fees Summary	Oct. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,005,000
Previously Paid Amount	0.00
Total Fee Amount	153.87
Total Offset Amount	0.00
Net Fee	153.87
Narrative - Max Aggregate Offering Price	$ 1,005,000
Final Prospectus	true